INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Domestic	$ (4,905)	$ (4,602)
Foreign		721
(Loss) income before income tax expense	(4,905)	(3,881)
Current:
Federal	(181)	(562)
State and local	(16)	(114)
Foreign
Total current	(197)	(676)
Deferred:
Federal	(847)	(413)
State and local	(76)	(84)
Foreign		(19)
Total deferred	(923)	(516)
Total income tax expense (benefit)	$ (1,120)	$ (1,192)